INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Jun. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSETS	Intangible assets, net consisted of the following:
	As of June 30,
	2025	2024
Patents	$2,076,632	$70,178
Less: accumulated depreciation	(53,714)	(7,937)
Intangible assets, net	$2,022,918	$62,241

SCHEDULE OF FUTURE ESTIMATED AMORTIZATION EXPENSE
For the years ended June 30,	Amount
2026	$135,577
2027	135,577
2028	135,577
2029	135,577
2030	135,577
Thereafter	1,345,033
Total	$2,022,918